AMOUNT DUE TO DIRECTOR	12 Months Ended
Dec. 31, 2021
AMOUNT DUE TO DIRECTOR
Note 4 - Amount Due To Director

4. AMOUNT DUE TO DIRECTOR

As of December 31, 2021 and 2020, the Company owed to its director in the amount of $286,327 and $199,949, respectively. The amounts are unsecured, non-interest bearing and have no fixed terms of repayment. Imputed interest from related party loans is not significant.